JPMorgan U.S. Minimum Volatility ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.7%
Aerospace & Defense — 0.6%
Lockheed Martin Corp.	731	277,027

Alternative Energy — 0.2%
First Solar, Inc.*	2,031	120,946

Automobiles & Parts — 0.7%
Gentex Corp.	2,721	73,440
Genuine Parts Co.	2,790	251,518

		324,958

Banks — 0.1%
TFS Financial Corp.	4,538	65,710

Beverages — 3.8%
Brown-Forman Corp., Class B	4,232	293,447
Coca-Cola Co. (The)	5,648	266,812
Constellation Brands, Inc., Class A	1,369	243,956
Keurig Dr Pepper, Inc.	8,331	254,845
Molson Coors Beverage Co., Class B	6,124	229,772
Monster Beverage Corp.*	3,247	254,825
PepsiCo, Inc.	2,173	299,135

		1,842,792

Chemicals — 5.4%
Air Products and Chemicals, Inc.	1,164	333,637
Ashland Global Holdings, Inc.	3,351	252,934
Axalta Coating Systems Ltd.*	4,441	98,590
Celanese Corp.	281	27,313
Ecolab, Inc.	1,319	246,759
International Flavors & Fragrances, Inc.	1,789	225,325
Linde plc (United Kingdom)	1,404	344,134
NewMarket Corp.	349	130,809
PPG Industries, Inc.	2,309	248,564
RPM International, Inc.	3,753	306,207
Scotts Miracle-Gro Co. (The)	1,821	288,756
WR Grace & Co.	3,301	152,275

		2,655,303

Construction & Materials — 0.1%
MDU Resources Group, Inc.	2,992	62,772

Electricity — 11.1%
Alliant Energy Corp.	5,529	297,737
American Electric Power Co., Inc.	3,286	285,488
Avangrid, Inc.	4,735	235,756
CMS Energy Corp.	4,769	306,074
Consolidated Edison, Inc.	3,549	272,670
Dominion Energy, Inc.	3,316	268,695
DTE Energy Co.	2,464	284,912
Entergy Corp.	2,471	259,776
Evergy, Inc.	4,408	285,771
Eversource Energy	3,346	301,374
Exelon Corp.	6,728	259,768
FirstEnergy Corp.	6,113	177,277
Hawaiian Electric Industries, Inc.	3,754	136,120
IDACORP, Inc.	1,852	172,699
NextEra Energy, Inc.	1,106	310,454
OGE Energy Corp.	7,415	243,954
Pinnacle West Capital Corp.	2,988	248,243
PPL Corp.	8,443	224,753
Public Service Enterprise Group, Inc.	5,198	290,776
Southern Co. (The)	4,835	264,039
Xcel Energy, Inc.	4,309	297,493

		5,423,829

Electronic & Electrical Equipment — 0.6%
Hubbell, Inc.	1,199	161,829
Waters Corp.*	574	122,348

		284,177

Fixed Line Telecommunications — 1.4%
AT&T, Inc.	8,682	256,814
CenturyLink, Inc.	10,647	102,743
GCI Liberty, Inc., Class A*	733	57,460
Verizon Communications, Inc.	5,027	288,952

		705,969

Food & Drug Retailers — 0.6%
AmerisourceBergen Corp.	670	67,127
CVS Health Corp.	3,450	217,143

		284,270

Food Producers — 9.7%
Archer-Daniels-Midland Co.	7,108	304,436
Beyond Meat, Inc.*(a)	1,809	227,753
Bunge Ltd.	2,393	103,952
Campbell Soup Co.	4,560	226,039
Conagra Brands, Inc.	8,025	300,536
Corteva, Inc.	5,000	142,800
Flowers Foods, Inc.	8,136	185,094
General Mills, Inc.	4,441	280,982
Hershey Co. (The)	1,892	275,116
Hormel Foods Corp.	5,760	292,953
Ingredion, Inc.	3,211	277,751
JM Smucker Co. (The)	2,439	266,705
Kellogg Co.	4,275	294,932
Kraft Heinz Co. (The)	3,847	132,260
Lamb Weston Holdings, Inc.(a)	3,870	232,510
McCormick & Co., Inc. (Non-Voting)	1,600	311,840
Mondelez International, Inc., Class A	5,397	299,479
Pilgrim’s Pride Corp.*	1,329	20,400
Post Holdings, Inc.*	2,540	225,400
TreeHouse Foods, Inc.*	976	42,768
Tyson Foods, Inc., Class A	3,786	232,650
US Foods Holding Corp.*	2,462	49,979

		4,726,335

Gas, Water & Multiutilities — 5.7%
Ameren Corp.	3,648	292,715
American Water Works Co., Inc.	2,195	323,258
Atmos Energy Corp.	2,717	287,975
CenterPoint Energy, Inc.	10,430	198,274
Duke Energy Corp.	3,186	269,982
Essential Utilities, Inc.	5,850	265,297
National Fuel Gas Co.	4,705	190,882
NiSource, Inc.	9,753	238,461
Sempra Energy	1,851	230,375
UGI Corp.	5,099	170,001
WEC Energy Group, Inc.	3,053	290,829

		2,758,049

General Industrials — 1.5%
3M Co.	1,172	176,351
AptarGroup, Inc.	939	108,173

JPMorgan U.S. Minimum Volatility ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Avery Dennison Corp.	2,075	235,180
Honeywell International, Inc.	712	106,351
Silgan Holdings, Inc.	1,022	39,092
Sonoco Products Co.	1,388	71,815

		736,962

General Retailers — 3.9%
AutoZone, Inc.*	248	299,440
Bright Horizons Family Solutions, Inc.*	799	85,685
Copart, Inc.*	97	9,045
Costco Wholesale Corp.	923	300,464
Graham Holdings Co., Class B	171	68,121
Home Depot, Inc. (The)	1,174	311,685
O’Reilly Automotive, Inc.*	409	195,249
Rollins, Inc.	2,130	111,612
Service Corp. International	5,603	242,946
Walmart, Inc.	2,299	297,491

		1,921,738

Health Care Equipment & Services — 13.4%
Baxter International, Inc.	3,119	269,419
Becton Dickinson and Co.	1,107	311,443
Bio-Rad Laboratories, Inc., Class A*	386	202,608
Bio-Techne Corp.	1,063	292,495
Chemed Corp.	184	90,563
Cooper Cos., Inc. (The)	878	248,413
Danaher Corp.	1,417	288,785
Henry Schein, Inc.*(a)	3,829	263,167
Hill-Rom Holdings, Inc.	2,591	251,897
Hologic, Inc.*	3,898	272,002
IDEXX Laboratories, Inc.*(a)	755	300,301
Laboratory Corp. of America Holdings*	1,582	305,199
Masimo Corp.*	972	213,957
Medtronic plc	2,857	275,643
PerkinElmer, Inc.	1,385	164,690
Quest Diagnostics, Inc.	2,360	299,885
ResMed, Inc.	496	100,445
STERIS plc	1,682	268,498
Stryker Corp.	1,390	268,687
Teleflex, Inc.	777	289,899
Thermo Fisher Scientific, Inc.	809	334,886
UnitedHealth Group, Inc.	953	288,549
Varian Medical Systems, Inc.*	2,055	293,290
West Pharmaceutical Services, Inc.	1,306	351,144
Zimmer Biomet Holdings, Inc.	1,965	265,000

		6,510,865

Household Goods & Home Construction — 3.2%
Church & Dwight Co., Inc.	3,714	357,770
Clorox Co. (The)	1,371	324,255
Leggett & Platt, Inc.(a)	5,261	210,914
NVR, Inc.*	80	314,412
Procter & Gamble Co. (The)	2,502	328,062
Stanley Black & Decker, Inc.	182	27,904

		1,563,317

Industrial Engineering — 0.1%
Snap-on, Inc.	202	29,466

Industrial Metals & Mining — 0.1%
Fastenal Co.	1,557	73,241

Industrial Transportation — 1.0%
Expeditors International of Washington, Inc.	2,077	175,527
United Parcel Service, Inc., Class B	2,047	292,230

		467,757

Leisure Goods — 3.1%
Activision Blizzard, Inc.	3,253	268,795
Electronic Arts, Inc.*	1,900	269,078
Garmin Ltd.	3,077	303,362
Hasbro, Inc.	1,517	110,377
Pool Corp.	1,042	330,001
Zynga, Inc., Class A*	25,395	249,633

		1,531,246

Media — 0.3%
Omnicom Group, Inc.	1,714	92,093
Walt Disney Co. (The)	316	36,953

		129,046

Mining — 0.6%
Newmont Corp.	4,002	276,938

Mobile Telecommunications — 1.2%
Telephone & Data Systems, Inc.	7,476	145,184
T-Mobile US, Inc.*	3,143	337,495
United States Cellular Corp.*(a)	3,516	104,320

		586,999

Nonlife Insurance — 4.4%
Allstate Corp. (The)	2,624	247,679
American Financial Group, Inc.	989	60,102
Aon plc, Class A	354	72,648
Arch Capital Group Ltd.*	2,901	89,206
Arthur J Gallagher & Co.	1,677	180,261
Berkshire Hathaway, Inc., Class B*	1,492	292,104
Brown & Brown, Inc.	6,287	285,870
Markel Corp.*	117	122,211
Marsh & McLennan Cos., Inc.	2,653	309,340
RenaissanceRe Holdings Ltd. (Bermuda)	1,592	287,165
White Mountains Insurance Group Ltd.	132	116,177
WR Berkley Corp.	1,474	91,019

		2,153,782

Oil & Gas Producers — 3.0%
Cabot Oil & Gas Corp.	9,012	168,524
Chevron Corp.	2,725	228,737
ConocoPhillips	5,549	207,477
EOG Resources, Inc.	3,117	146,032
Exxon Mobil Corp.	5,275	221,972
Occidental Petroleum Corp.	4,837	76,134
Phillips 66	3,256	201,937
Valero Energy Corp.	3,500	196,805

		1,447,618

Oil Equipment, Services & Distribution — 2.3%
Baker Hughes Co.	8,580	132,904
Cheniere Energy, Inc.*	5,239	259,226
Halliburton Co.	4,238	60,730
Kinder Morgan, Inc.	14,766	208,201
ONEOK, Inc.	3,624	101,146
Schlumberger Ltd.	5,341	96,886
Williams Cos., Inc. (The)	12,647	241,937

		1,101,030

JPMorgan U.S. Minimum Volatility ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Personal Goods — 3.3%
Colgate-Palmolive Co.	3,880	299,536
Columbia Sportswear Co.	580	43,987
Estee Lauder Cos., Inc. (The), Class A	1,436	283,667
Kimberly-Clark Corp.	1,985	301,799
NIKE, Inc., Class B	2,896	282,679
Tiffany & Co.	1,818	227,905
VF Corp.	3,057	184,521

		1,624,094

Pharmaceuticals & Biotechnology — 5.8%
Abbott Laboratories	3,033	305,241
AbbVie, Inc.	2,600	246,766
Amgen, Inc.	1,240	303,391
Bristol-Myers Squibb Co.	3,978	233,350
Eli Lilly and Co.	1,867	280,591
Gilead Sciences, Inc.	3,029	210,606
Johnson & Johnson	1,981	288,751
Merck & Co., Inc.	3,550	284,852
Pfizer, Inc.	6,652	255,969
QIAGEN NV*	1,847	91,334
Zoetis, Inc.	2,021	306,545

		2,807,396

Real Estate Investment Trusts — 1.6%
AGNC Investment Corp.	989	13,450
American Tower Corp.	120	31,367
Annaly Capital Management, Inc.	1,337	9,907
Apple Hospitality REIT, Inc.(a)	6,718	59,253
Crown Castle International Corp.	1,636	272,721
Equity Commonwealth	3,717	117,346
Equity LifeStyle Properties, Inc.	1,753	119,765
Gaming and Leisure Properties, Inc.	1,816	65,757
Starwood Property Trust, Inc.(a)	4,928	73,674
WP Carey, Inc.	99	7,066

		770,306

Software & Computer Services — 5.0%
Amdocs Ltd.	3,868	240,203
ANSYS, Inc.*	991	307,805
CDK Global, Inc.	3,812	173,294
Cerner Corp.	505	35,072
Citrix Systems, Inc.	1,591	227,131
Cognizant Technology Solutions Corp., Class A	490	33,477
International Business Machines Corp.	1,140	140,152
Intuit, Inc.	974	298,404
IQVIA Holdings, Inc.*	1,867	295,714
Microsoft Corp.	1,831	375,373
Synopsys, Inc.*	1,561	310,982

		2,437,607

Support Services — 2.3%
Automatic Data Processing, Inc.	1,792	238,175
Jack Henry & Associates, Inc.	844	150,485
Paychex, Inc.	1,121	80,622
Republic Services, Inc.	3,226	281,468
Verisk Analytics, Inc.	315	59,444
Waste Management, Inc.	2,625	287,700

		1,097,894

Technology Hardware & Equipment — 1.2%
L3Harris Technologies, Inc.	1,405	236,504
Motorola Solutions, Inc.	1,661	232,208
Texas Instruments, Inc.	942	120,152

		588,864

Tobacco — 1.0%
Altria Group, Inc.	6,023	247,846
Philip Morris International, Inc.	3,221	247,405

		495,251

Travel & Leisure — 1.4%
Choice Hotels International, Inc.	1,998	167,912
McDonald’s Corp.	1,433	278,403
Yum! Brands, Inc.	2,728	248,385

		694,700

TOTAL COMMON STOCKS (Cost $49,856,139)		48,578,254

	No. of Warrants
WARRANTS — 0.0%(b)
Oil & Gas Producers — 0.0%(b)
Occidental Petroleum Corp. expiring 8/3/2027, price 22.00 USD* (Cost $ —)	861	4,822

	Shares
SHORT-TERM INVESTMENTS — 2.2%
INVESTMENT COMPANIES — 0.0%(b)
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03%(c)(d)(Cost $22,870)	22,870	22,870

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 2.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.40%(c)(d)	499,850	500,000
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.10%(c)(d)	543,173	543,173

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (COST $1,043,173)		1,043,173

TOTAL SHORT-TERM INVESTMENTS (Cost $1,066,043)		1,066,043

Total Investments — 101.9% (Cost $50,922,182)		49,649,119
Liabilities in Excess of Other Assets — (1.9%)		(920,299)

Net Assets — 100.0%		48,728,820

Percentages indicated are based on net assets.

JPMorgan U.S. Minimum Volatility ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Abbreviations

REIT	Real Estate Investment Trust
USD	United States Dollar

(a)	The security or a portion of this security is on loan at July 31, 2020. The total value of securities on loan at July 31, 2020 is $1,024,712.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2020.
*	Non-income producing security.

Futures contracts outstanding as of July 31, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Micro E-Mini S&P 500 Index	11	09/2020	USD	179,561	13,701

Abbreviations

USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan U.S. Minimum Volatility ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$49,649,119	$—	$—	$49,649,119

Appreciation in Other Financial Instruments
Futures Contracts(a)	$13,701	$—	$—	$13,701

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended July 31, 2020
Security Description	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2020	Shares at July 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.40%(a)(b)	$—	$500,000	$—	$—	$—	$500,000	499,850	$104	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.10%(a)(b)	387,400	31,125,479	30,969,706	—	—	543,173	543,173	5,901	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03%(a)(b)	138,939	3,929,879	4,045,948	—	—	22,870	22,870	1,460	—

Total	$526,339	$35,555,358	$35,015,654	$—	$—	$1,066,043		$7,465	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2020.